UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 7.4%	Huntsville, Alabama, Health Care Authority Revenue Bonds,
	Series A, 5.75%, 6/01/11 (a)	$7,500	$8,128,950
Arizona - 8.4%	Glendale, Arizona, Municipal Property Corporation, Excise Tax
	Revenue Refunding Bonds, Series A, 4.50%, 7/01/32 (b)	3,655	3,007,517
	Goodyear, Arizona, GO, 4.25%, 7/01/37 (b)	1,250	946,525
	McAllister Academic Village, LLC, Arizona, Revenue Refunding
	Bonds (Arizona State University - Hassayampa Academic Village
	Project), 5%, 7/01/38	2,000	1,655,340
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
	Bonds, 5%, 12/01/32	1,500	980,385
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
	Bonds, 5%, 12/01/37	2,565	1,626,030
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 6.25%,
	5/01/15	300	260,904
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 7%,
	5/01/20	300	253,527
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 7.25%,
	5/01/27	600	493,818
			9,224,046
California - 10.1%	California County Tobacco Securitization Agency, Tobacco Revenue
	Bonds (Stanislaus County Tobacco Funding Corporation),
	Sub-Series C, 6.30%, 6/01/55 (c)	4,500	33,030
	California HFA, Home Mortgage Revenue Bonds, AMT, Series G,
	5.05%, 2/01/29	2,835	2,277,242
	California State Department of Veteran Affairs, Home Purchase
	Revenue Bonds, AMT, Series B, 5.25%, 12/01/37	5,000	3,981,850
	California State, GO, Refunding, AMT, 5.05%, 12/01/36	1,000	770,160
	Sacramento County, California, Airport System Revenue Bonds,
	AMT, Senior Series B, 5.25%, 7/01/39 (b)	2,505	1,866,576
	University of California Revenue Bonds, Series B, 4.75%,
	5/15/38	1,160	959,262

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	M/F	Multi-Family
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency

BlackRock Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Val Verde, California, Unified School District Financing Authority,
	Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	$1,585	$1,213,492
			11,101,612
Colorado - 2.3%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health
	Initiatives), Series D, 6.25%, 10/01/33	1,070	1,035,856
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (b)	1,085	960,474
	Colorado Springs, Colorado, Utilities System Improvement Revenue
	Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (b)	635	573,964
			2,570,294
Connecticut - 0.8%	Connecticut State Health and Educational Facilities Authority
	Revenue Bonds (Quinnipiac University), Series J, 5%, 7/01/37 (d)	1,000	844,860
District of	District of Columbia, Revenue Refunding Bonds (Friendship Public
Columbia - 9.6%	Charter School, Inc.), 5.25%, 6/01/33 (e)	595	384,471
	District of Columbia, Tax Increment Revenue Bonds (Gallery Place
	Project), 5.40%, 7/01/31 (b)	6,000	5,728,620
	District of Columbia Tobacco Settlement Financing Corporation,
	Asset-Backed Revenue Refunding Bonds, 6.75%, 5/15/40	5,580	4,439,448
			10,552,539
Florida - 22.4%	Halifax Hospital Medical Center, Florida, Hospital Revenue
	Refunding Bonds, Series A, 5%, 6/01/38	1,535	959,375
	Martin County, Florida, IDA, IDR, Refunding (Indiantown
	Cogeneration Project), AMT, Series A, 7.875%, 12/15/25	3,000	2,640,930
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%,
	11/15/21	2,420	2,021,087
	Orange County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (a)	10,000	11,168,300
	Orange County, Florida, Tourist Development, Tax Revenue
	Refunding Bonds, 4.75%, 10/01/32 (f)	1,845	1,406,905
	Palm Beach County, Florida, HFA, M/F Housing Revenue Bonds
	(Indian Trace Apartment Project), AMT, Series A, 5.625%,
	1/01/44 (b)	7,255	5,869,730
	Stevens Plantation Community Development District, Florida,
	Special Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	970	709,943
			24,776,270
Georgia - 4.0%	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%,
	11/01/37 (b)	5,000	4,268,700
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds,
	Series A, 6.375%, 7/15/38 (g)(h)	1,000	170,020
			4,438,720
Idaho - 1.9%	Idaho Health Facilities Authority, Revenue Refunding Bonds (Trinity
	Health Group), Series B, 6.25%, 12/01/33	1,750	1,696,275

BlackRock Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Idaho Housing and Financing Association, S/F Mortgage Revenue
	Bonds, Series D, Class I, 5.50%, 7/01/40	510	$458,439
			2,154,714
Illinois - 9.6%	Bolingbrook, Illinois, GO, Refunding, Series B, 6.196%,
	1/01/36 (c)(d)(h)(i)	23,065	3,671,255
	Centerpoint Intermodal Center Program Trust, Illinois, Tax
	Allocation Bonds, Class A, 8%, 6/15/23 (j)	1,150	918,987
	Illinois Health Facilities Authority, Revenue Refunding Bonds (Lake
	Forest Hospital), Series A, 5.75%, 7/01/29	6,000	5,089,860
	Illinois State Finance Authority Revenue Bonds (Friendship Village of
	Schaumburg), Series A, 5.625%, 2/15/37	420	263,474
	Illinois State Finance Authority Revenue Bonds (Monarch Landing,
	Inc. Project), Series A, 7%, 12/01/37	720	550,094
	Illinois State Finance Authority, Student Housing Revenue Bonds
	(MJH Education Assistance IV LLC), Sub-Series B, 5.375%,
	6/01/35 (g)(h)	425	76,254
			10,569,924
Indiana - 1.6%	Bloomington, Indiana, M/F Housing Revenue Bonds (Canterbury
	House Apartments), AIG SunAmerica, Inc., Pass-Through Certificates
	of Beneficial Ownership, AMT, Series 1, 5.90%,
	12/01/34	1,895	1,771,996
Kansas - 3.5%	Wichita, Kansas, Airport Authority, Airport Facilities Revenue Bonds
	(Cessna Citation Service Center), AMT, Series A, 6.25%,
	6/15/32	5,000	3,866,750
Kentucky - 0.4%	Kentucky Economic Development Financing Authority, Louisville
	Arena Project Revenue Bonds (Louisville Arena Authority, Inc.), Sub-
	Series A-1, 6%, 12/01/38 (k)	500	470,305
Maryland - 3.5%	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
	Community Development Authority), Series B, 6.25%,
	7/01/30	2,903	1,918,767
	Maryland State Community Development Administration,
	Department of Housing and Community Development, Residential
	Revenue Refunding Bonds, AMT, Series L, 4.95%, 9/01/38	1,645	1,198,086
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (MedStar Health, Inc.),
	5.50%, 8/15/33	1,040	807,487
			3,924,340
Michigan - 1.8%	Michigan State Building Authority, Revenue Refunding Bonds
	(Facilities Program), Series I, 6.25%, 10/15/38	1,250	1,239,025
	Michigan State Hospital Finance Authority, Revenue Refunding
	Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	1,065	726,490
			1,965,515
Minnesota - 1.2%	Minneapolis, Minnesota, Health Care System, Revenue Refunding
	Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (k)	1,350	1,306,787

BlackRock Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Missouri - 2.6%	Missouri State Health and Educational Facilities Authority, Health
	Facilities Revenue Bonds (Saint Luke's Health System), Series A,
	5.50%, 11/15/35 (b)	$3,000	$2,846,670
Nebraska - 1.3%	Omaha Public Power District, Nebraska, Electric System Revenue
	Bonds, Series A, 4.75%, 2/01/44	1,760	1,421,253
Nevada - 2.0%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of
	Nevada Project), 5%, 5/15/29	1,325	1,121,652
	Las Vegas, Nevada, Special Improvement District Number 809
	Revenue Bonds (Summerlin Area), 5.65%, 6/01/23	1,370	1,056,448
			2,178,100
New Jersey - 13.0%	Middlesex County, New Jersey, Improvement Authority, Subordinate
	Revenue Bonds (Heldrich Center Hotel/Conference Project), Series
	B, 6.25%, 1/01/37	915	599,709
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	3,710	2,733,639
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%,
	6/15/31 (l)	1,500	1,029,075
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill
	Reclamation Improvement District Project), 6.50%, 4/01/28	7,500	5,991,150
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The
	Winchester Gardens at Ward Homestead Project), Series A, 5.80%,
	11/01/31	1,500	1,121,535
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 7.20%, 11/15/30	3,000	1,813,560
	New Jersey State Housing and Mortgage Finance Agency Revenue
	Bonds, Series AA, 6.50%, 10/01/38	1,000	1,020,270
			14,308,938
New York - 9.7%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/35	455	297,420
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 5%, 2/15/47 (i)	1,000	764,530
	Metropolitan Transportation Authority, New York, Service Contract
	Revenue Refunding Bonds, Series A, 5%, 7/01/30 (m)	1,760	1,531,147
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines, Inc. Project), AMT, 7.75%, 8/01/31	3,165	2,173,121
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series A, 5.75%,
	6/15/40	450	451,395
	New York Liberty Development Corporation Revenue Bonds
	(Goldman Sachs Headquarters), 5.25%, 10/01/35	2,610	1,879,200
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (Rochester Institute of Technology), Series A, 6%,
	7/01/33	1,000	977,330
	New York State Dormitory Authority, State Personal Income Tax
	Revenue Bonds (Education), Series B, 5.25%, 3/15/38	2,750	2,596,880
			10,671,023

BlackRock Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
North Carolina - 2.9%	Gaston County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Revenue Bonds (National Gypsum
	Company Project), AMT, 5.75%, 8/01/35	$2,945	$1,597,427
	North Carolina Medical Care Commission, Health Care Facilities,
	Revenue Refunding Bonds (University Health System), Series D,
	6.25%, 12/01/33	1,750	1,659,123
			3,256,550
Ohio - 2.7%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,125	767,509
	Montgomery County, Ohio, Revenue Refunding Bonds (Catholic
	Health Initiatives), Series D, 6.25%, 10/01/33	500	481,665
	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (Dayton Power and Light Company Project), Series B, 4.80%,
	1/01/34 (i)(n)	2,000	1,703,040
			2,952,214
Oklahoma - 2.3%	Oklahoma State Development Finance Authority, Revenue Refunding
	Bonds (Saint John Health System), 5%, 2/15/42	1,355	1,046,656
	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding
	Bonds, Series A, 7.75%, 6/01/35	1,725	1,461,679
			2,508,335
Oregon - 0.4%	Portland, Oregon, M/F Housing Revenue Bonds (Pacific Tower
	Apartments), AIG SunAmerica, Inc., Pass-Through Certificates of
	Beneficial Ownership, AMT, Series 6, 6.05%, 11/01/34	535	456,537
Pennsylvania - 2.2%	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%,
	12/01/36	3,870	2,399,323
South Carolina - 1.0%	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding
	Bonds (Palmetto Health Alliance), Series C, 7%, 8/01/13 (a)	1,000	1,159,692
Tennessee - 0.4%	Chattanooga, Tennessee, Health, Educational and Housing Facility
	Board Revenue Bonds (Catholic Health Initiatives), Series D, 6.25%,
	10/01/33	500	485,240
Texas - 23.6%	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Senior Lien, Series G, 6.121%, 11/15/41 (c)(d)	11,690	965,594
	Harris County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare
	System), Series B, 7.125%, 12/01/31	500	491,950
	Harris County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare
	System), Series B, 7.25%, 12/01/35	1,750	1,753,675
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	5%, 5/15/13 (a)(d)	15	16,465

BlackRock Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Montgomery County, Texas, Municipal Utility District Number 46,
	Waterworks and Sewer System, GO, 4.75%, 3/01/30 (d)	$430	$371,903
	San Antonio Energy Acquisition Public Facilities Corporation, Texas,
	Gas Supply Revenue Bonds, 5.50%, 8/01/23	1,775	1,289,076
	San Antonio Energy Acquisition Public Facilities Corporation, Texas,
	Gas Supply Revenue Bonds, 5.50%, 8/01/24	1,620	1,165,331
	Texas M/F Housing Revenue Bonds (Copperwood Ranch Apartments),
	AIG SunAmerica, Inc., Pass-Through Certificates of Beneficial
	Ownership, AMT, Series 9, 5.95%, 11/01/35	2,500	2,315,775
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.09%, 8/15/35 (c)(m)	60,000	8,329,200
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (m)	2,115	1,696,949
	Tyler, Texas, Health Facilities Development Corporation, Hospital
	Revenue Bonds (Mother Frances Hospital Regional Health Care
	Center), 6%, 7/01/12 (a)	6,840	7,634,876
			26,030,794
Washington - 0.9%	Washington State Health Care Facilities Authority, Revenue
	Refunding Bonds (Providence Health System), Series A, 4.625%,
	10/01/34 (d)(i)	1,325	984,078
Wisconsin - 1.0%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	1,350	1,140,683
Multi State - 10.5%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (j)(o)	10,500	11,537,295
Puerto Rico - 1.7%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior
	Lien Revenue Bonds, Series A, 6%, 7/01/38	1,200	1,063,044
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N,
	5.25%, 7/01/36 (k)	900	791,919
			1,854,963
	Total Municipal Bonds - 166.7%		183,859,310
	Municipal Bonds Transferred to Tender Option Bond Trusts (p)
Colorado - 3.0%	Colorado Health Facilities Authority Revenue Bonds (Catholic
	Health), Series C-7, 5%, 9/01/36 (b)	3,750	3,300,787
Massachusetts - 1.2%	Massachusetts State Water Resource Authority, General Revenue
	Refunding Bonds, Series A, 5%, 8/01/41	1,450	1,288,485
New York - 2.6%	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (New York University), Series A, 5%, 7/01/38	2,199	1,968,769
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	1,005	897,093
			2,865,862
Ohio - 2.5%	Ohio State Higher Educational Facilities Commission, Hospital
	Revenue Bonds (University Hospitals Health System), Series A,
	5.25%, 1/01/33	2,000	1,719,280

BlackRock Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds Transferred to Tender Option Bond Trusts (p)	(000)	Value
Montgomery County, Ohio, Revenue Bonds (Catholic Health
Initiatives), Series C-1, 5%, 10/01/41 (b)	$1,260	$1,088,048
		2,807,328
Total Municipal Bonds Transferred to
Tender Option Bond Trusts - 9.3%		10,262,462
Total Long-Term Investments (Cost - $227,615,380) - 176.0%		194,121,772
Short-Term Securities	Shares
Merrill Lynch Institutional Tax-Exempt Fund, 1.08% (q)(r)	2,000,000	2,000,000
Total Short-Term Securities
(Cost - $2,000,000) - 1.8%		2,000,000
Total Investments (Cost - $229,615,380*) - 177.8%		196,121,772
Other Assets Less Liabilities - 0.7%		760,838
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (5.5)%		(6,020,748)
Preferred Shares, at Redemption Value - (73.0)%		(80,527,617)
Net Assets Applicable to Common Shares - 100.0%		$110,334,245

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$221,964,136
Gross unrealized appreciation	$4,940,696
Gross unrealized depreciation	(36,782,433)
Net unrealized depreciation	$(31,841,737)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	FSA Insured.
(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d)	MBIA Insured.
(e)	ACA Insured.
(f)	XL Capital Insured.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	Non-income producing security.
(i)	FGIC Insured.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(k)	Assured Guaranty Insured.
(l)	Radian Insured.
(m)	AMBAC Insured.
(n)	BHAC Insured.
(o)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to mandatory redemption at maturity.

(p)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(q)	Represents the current yield as of report date.
(r)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	99,573	$ 29,249

BlackRock Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)

  Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$2,000,000
Level 2	194,121,772
Level 3	-
Total	$196,121,772

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Bond Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: January 20, 2009